Intangible Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 29,463,239	R$ 28,904,934
Additions		411,828	527,573
Other		(1,493)	30,732
Ending Balance		29,873,574	29,463,239
Beginning Balance		(18,952,180)	(17,124,798)
Amortization expenses		(1,666,608)	(1,812,608)
Transfers		53
Other			(14,774)
Ending Balance		(20,618,735)	(18,952,180)
Ending Balance		9,254,839	10,511,059	R$ 11,780,136
Regulatory Licenses
Intangible Assets And Goodwill [Line Items]
Beginning Balance	[1]	19,076,941	18,992,604
Additions	[1]		84,312
Transfers	[1]		25
Ending Balance	[1]	19,076,941	19,076,941
Beginning Balance	[1]	(10,071,364)	(8,987,479)
Amortization expenses	[1]	(1,025,438)	(1,082,332)
Transfers	[1]		(1,553)
Ending Balance	[1]	(11,096,802)	(10,071,364)
Ending Balance	[1]	R$ 7,980,139	9,005,577	10,005,125
Annual amortization rate (average)	[1]	10.00%
Intangibles in Progress
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 112,842	125,841
Additions		332,500	362,413
Transfers		(428,295)	(375,411)
Ending Balance		17,047	112,842
Ending Balance		17,047	112,842	125,842
Data Processing
Intangible Assets And Goodwill [Line Items]
Beginning Balance		8,301,630	7,907,751
Additions		4,356	24,344
Transfers		438,138	338,803
Other		(1,111)	30,732
Ending Balance		8,743,013	8,301,630
Beginning Balance		(7,148,833)	(6,538,340)
Amortization expenses		(524,414)	(596,617)
Transfers		53	898
Other			(14,774)
Ending Balance		(7,673,194)	(7,148,833)
Ending Balance		R$ 1,069,819	1,152,797	1,369,411
Annual amortization rate (average)		20.00%
Others
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 1,971,826	1,878,738
Additions		74,972	56,505
Transfers		(9,843)	36,583
Other		(382)
Ending Balance		2,036,573	1,971,826
Beginning Balance		(1,731,983)	(1,598,979)
Amortization expenses		(116,756)	(133,659)
Transfers			655
Ending Balance		(1,848,739)	(1,731,983)
Ending Balance		R$ 187,834	R$ 239,843	R$ 279,759
Annual amortization rate (average)		16.00%

[1]	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).